General (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Oct. 03, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of General Explanatory [Abstract]
Ownership interest, percentage		27.00%
Equity percentage	82.36%
Incurred a net loss		$ 2,650	$ 2,638	$ 3,535
Cash flows from operating activities		2,950
Accumulated deficit		$ 57,800